GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 30, 2017
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

E.GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses. Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subject to impairment tests at least annually in accordance with ASC 350, Intangibles-Goodwill and Other. We review the carrying amounts of goodwill and other non-amortizable intangibles by reporting unit to determine if such assets may be impaired. As the carrying amount of these assets are recoverable based upon a discounted cash flow and market approach analysis, no impairment was recognized.

The changes in the net carrying amount of goodwill by reporting segment for the years ended December 30, 2017 and December 31, 2016, are as follows (in thousands):

	North	South	West	All Other	Total
Balance as of December 26, 2015	43,253	43,625	84,553	9,559	180,990
2016 Acquisitions	—	—	3,177	14,329	17,506
Foreign Exchange, Net	133	—	—	(94)	39
Balance as of December 31, 2016	43,386	43,625	87,730	23,794	198,535
2017 Acquisitions	7,391	3,113	—	909	11,413
Foreign Exchange, Net	350	—	—	2,346	2,696
Balance as of December 30, 2017	$51,127	$46,738	$87,730	$27,049	$212,644

Indefinite-lived intangible assets totaled $7.4 million and $2.3 million as of December 30, 2017 and December 31, 2016 related to the idX, International, and Consumer Products reporting units which is included in the All Other reportable segment.

The following amounts were included in other amortizable intangible assets, net as of December 30, 2017 and December 31, 2016 (in thousands):

	2017		2016
		Accumulated		Accumulated
	Assets	Amortization	Assets	Amortization
Non-compete agreements	$9,841	$(4,208)	$5,411	$(1,954)
Customer relationships	31,630	(5,986)	25,503	(4,351)
Licensing agreements	4,589	(3,450)	4,589	(2,991)
Patents	792	(254)	704	(180)
Tradename	2,420	(464)	—	—
Total	$49,272	$(14,362)	$36,207	$(9,476)

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Weighted Average
Intangible Asset Type	Estimated Useful Life	Amortization Period
Non-compete agreements	5 to 15 years	7.1 years
Customer relationship	5 to 15 years	13.5 years
Licensing agreements	10 years	10 years
Tradename (amortizable)	5 to 15 years	12.9 years

Amortization expense of intangibles totaled $4.9 million, $2.8 million and $3.5 million in 2017, 2016 and 2015, respectively. The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2018	$4,879
2019	4,264
2020	3,234
2021	2,979
2022	2,676
Thereafter	16,878
Total	$34,910